Cover	Dec. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 26, 2023
Entity File Number	000-56558
Entity Registrant Name	SMC Entertainment, Inc.
Entity Central Index Key	0001497230
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9170 Glades Road
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33434
City Area Code	360
Local Phone Number	820-5973
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	SMCE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false